Consolidated Statements Of Shareholders' Equity And Comprehensive Income (Loss) (USD $) In Thousands, except Share data	Common Stock [Member]	Common Stock Warrants [Member]	Preferred Stock [Member]	Nonvested Restricted Stock [Member]	Capital Surplus [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 38	$ 1,012	$ 11,962	$ (645)	$ 30,856	$ 1,291	$ 558	$ 45,072
Beginning Balance, shares at Dec. 31, 2009	3,787,170		12,895
Net loss						(17,269)		(17,269)
Other comprehensive income, net of tax							(671)	(671)
Comprehensive income (loss)								(17,940)
Accretion of preferred stock to redemption value			190			(190)		(190)
Payment of dividend on preferred stock						(645)		(645)
Forfeiture of restricted stock				81	(81)
Forfeiture of restricted stock, shares	(6,325)
Stock compensation expense					12			12
Ending Balance at Dec. 31, 2010	38	1,012	12,152	(564)	30,787	(16,813)	(113)	26,499
Ending Balance, shares at Dec. 31, 2010	3,780,845		12,895
Net loss						(29,017)		(29,017)
Other comprehensive income, net of tax							(1,658)	(1,658)
Valuation allowance on deferred tax asset on AFS securities							(1,040)	(1,040)
Comprehensive income (loss)								(31,715)
Accretion of preferred stock to redemption value			203			(203)		(203)
Forfeiture of restricted stock	(1)			564	(563)
Forfeiture of restricted stock, shares	(42,508)
Ending Balance at Dec. 31, 2011	$ 37	$ 1,012	$ 12,355		$ 30,224	$ (46,033)	$ (2,811)	$ (5,216)
Ending Balance, shares at Dec. 31, 2011	3,738,337		12,895